Long-Term Debt (Details) In Millions, unless otherwise specified			1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended									1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2012 Debt redemption prior to October 1, 2015	Dec. 31, 2013 US Credit Agreement Revolving Credit Line USD ($)	Dec. 31, 2012 US Credit Agreement Revolving Credit Line USD ($)	Dec. 31, 2013 US Credit Agreement Term Loan USD ($)	Dec. 31, 2012 US Credit Agreement Term Loan USD ($)	Dec. 31, 2013 UK Credit Agreement Revolving Credit Line USD ($)	Dec. 31, 2013 UK Credit Agreement Revolving Credit Line GBP (£)	Dec. 31, 2012 UK Credit Agreement Revolving Credit Line USD ($)	Dec. 31, 2013 UK Credit Agreement Revolving Credit Line Minimum	Dec. 31, 2013 UK Credit Agreement Revolving Credit Line Maximum	Dec. 31, 2013 U.K. Agreement Term Loan GBP (£)	Dec. 31, 2013 U.K. Agreement Term Loan USD ($)	Dec. 31, 2012 U.K. Agreement Term Loan USD ($)	Dec. 31, 2012 U.K. Agreement Term Loan GBP (£)	Dec. 31, 2013 U.K. Agreement Term Loan Minimum	Dec. 31, 2013 U.K. Agreement Term Loan Maximum	Dec. 31, 2013 UK Credit Agreement Overdraft Line of Credit	Dec. 31, 2013 UK Credit Agreement Overdraft Line of Credit GBP (£)	Dec. 31, 2012 UK Credit Agreement Overdraft Line of Credit USD ($)	Dec. 31, 2013 5.75% senior subordinated notes due 2022 USD ($)	Dec. 31, 2012 5.75% senior subordinated notes due 2022 USD ($)	Aug. 31, 2012 5.75% senior subordinated notes due 2022 USD ($)	Dec. 31, 2011 5.75% senior subordinated notes due 2022	Aug. 31, 2012 5.75% senior subordinated notes due 2022 Debt redemption prior to October 1, 2015	Dec. 31, 2013 Car rental revolver USD ($)	Dec. 31, 2012 Car rental revolver USD ($)	Dec. 31, 2013 Car rental revolver Minimum	Dec. 31, 2013 Car rental revolver Maximum	Dec. 31, 2013 Working Capital Loan Agreement USD ($)	Dec. 31, 2013 Working Capital Loan Agreement AUD	Dec. 31, 2013 Mortgage facilities USD ($)	Dec. 31, 2012 Mortgage facilities USD ($)	Dec. 31, 2013 Other Debt Securities USD ($)	Dec. 31, 2012 Other Debt Securities USD ($)	Dec. 31, 2013 US Credit Agreement Letters of Credit USD ($)
Long Term Debt
Long-term Debt	$ 1,083.2	$ 936.6		$ 90.0	$ 50.0	$ 98.0	$ 110.0	$ 106.0		$ 48.7				$ 29.8	$ 39.0						$ 6.8	$ 550.0	$ 550.0				$ 86.9	$ 23.2					$ 118.6	$ 104.0	$ 3.9	$ 4.8
Less: current portion	(50.0)	(19.5)
Net long-term debt	1,033.2	917.1
Interest rate (as a percent)																						5.75%	5.75%		5.75%
Scheduled maturities of long-term debt for each of the next five years and thereafter
2014	50.0
2015	186.7
2016	194.9
2017	46.6
2018	2.9
2019 and thereafter	602.1
Total long-term debt reported	1,083.2	936.6		90.0	50.0	98.0	110.0	106.0		48.7				29.8	39.0						6.8	550.0	550.0				86.9	23.2					118.6	104.0	3.9	4.8
Maximum credit available				375.0					100.0							30.0				10.0							200.0				25.0	28.0					10.0
Base rate of interest on loans				LIBOR		LIBOR		LIBOR	LIBOR										Bank of England Base Rate	Bank of England Base Rate							three-month LIBOR				30-day Bill Rate	30-day Bill Rate
Line of credit basis spread on variable rate (as a percent)				2.25%		2.25%					1.35%	3.00%							1.75%	1.75%							2.50%				2.35%	2.35%
Incremental interest rate for uncollateralized borrowings in excess of maximum limit (as a percent)				1.25%
Letters of credit outstanding	18.6																																				0
Balance outstanding under credit agreement				90.0		98.0		106.0	64.0				18.0	29.8																	0
Repayment of debt						12.0	17.0
Repayment of term loan, quarterly installments													1.5
Frequency of principal repayments													Quarterly
Final payment due December 31, 2015													7.5
Low end of interest rate, depending on UK subsidiaries ratios (as a percent)																	2.675%
High end of interest rate, depending on UK subsidiaries ratios (as a percent)																		4.325%
Debt issued																								$ 550.0
Specified equity offerings, percentage of debt which may be redeemed																										40.00%
Change of control, redemption price as a percentage of principal			101.00%
Sale of assets, redemption price as percentage of principal			100.00%
Domestic Subsidiaries ownership guaranteeing obligations (as a percent)																						100.00%
Vehicle principal balances payment duration																													12 months	24 months